Accounting policies (Details Textual)	Dec. 31, 2017
Bottom of range [member]
Disclosure of accounting policies [Line Items]
Percentage of voting equity interests acquired	20.00%
Top of range [member]
Disclosure of accounting policies [Line Items]
Percentage of voting equity interests acquired	50.00%